Earnings per share (EPS) - Schedule of earnings per share (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017		Mar. 31, 2016
Earnings per share [line items]
Basic earnings from continuing operations	£ 3,591	£ 1,810		£ 1,901
Basic earnings from discontinued operations	(41)	5,985		690
Basic total earnings	£ 3,550	£ 7,795		£ 2,591
Basic earnings per share (continuing) (in GBP per share)	£ 1.038	£ 0.481	[1]	£ 0.504	[2]
Basic earnings per share (discontinuing) (in GBP per share)	(0.012)	1.590		0.183
Total basic earnings per share (in GBP per share)	£ 1.026	£ 2.071	[1]	£ 0.687	[2]
Weighted average number of shares – basic (in shares)	3,461	3,763		3,774
Diluted earnings from continuing operations	£ 3,591	£ 1,810		£ 1,901
Diluted earnings from discontinued operations	(41)	5,985		690
Diluted total earnings	£ 3,550	£ 7,795		£ 2,591
Diluted earnings per share (continuing) (in GBP per share)	£ 1.033	£ 0.479	[1]	£ 0.502	[2]
Diluted earnings per share (discontinuing) (in GBP per share)	(0.012)	1.583		0.182
Diluted earnings per share (in GBP per share)	£ 1.021	£ 2.062	[1]	£ 0.684	[2]
Weighted average number of shares – basic (in shares)	3,461	3,763		3,774
Effect of dilutive potential ordinary shares – employee share plans (in shares)	15	17		16
Weighted average number of shares – diluted (in shares)	3,476	3,780		3,790
Weighted average number of shares – diluted (in shares)	3,476	3,780		3,790
Before exceptional items and remeasurements
Earnings per share [line items]
Basic earnings from continuing operations	£ 2,060	£ 2,141		£ 1,812
Basic earnings from discontinued operations	0	607		574
Basic total earnings	£ 2,060	£ 2,748		£ 2,386
Basic earnings per share (continuing) (in GBP per share)	£ 0.595	£ 0.569		£ 0.480
Basic earnings per share (discontinuing) (in GBP per share)	0.000	0.161		0.152
Total basic earnings per share (in GBP per share)	£ 0.595	£ 0.730		£ 0.632
Diluted earnings from continuing operations	£ 2,060	£ 2,141		£ 1,812
Diluted earnings from discontinued operations	0	607		574
Diluted total earnings	£ 2,060	£ 2,748		£ 2,386
Diluted earnings per share (continuing) (in GBP per share)	£ 0.593	£ 0.567		£ 0.478
Diluted earnings per share (discontinuing) (in GBP per share)	0.000	0.160		0.151
Diluted earnings per share (in GBP per share)	£ 0.593	£ 0.727		£ 0.629
Exceptional items and remeasurements
Earnings per share [line items]
Basic earnings from discontinued operations	£ (41)	£ 5,378		£ 116
Basic total earnings	£ 1,490	£ 5,047		£ 205
Basic earnings per share (discontinuing) (in GBP per share)	£ (0.012)	£ 1.429		£ 0.031
Total basic earnings per share (in GBP per share)	£ 0.431	£ 1.341		£ 0.055
Diluted earnings from discontinued operations	£ (41)	£ 5,378		£ 116
Diluted total earnings	£ 1,490	£ 5,047		£ 205
Diluted earnings per share (discontinuing) (in GBP per share)	£ (0.012)	£ 1.423		£ 0.031
Diluted earnings per share (in GBP per share)	£ 0.428	£ 1.335		£ 0.055
Exceptional items
Earnings per share [line items]
Basic earnings from continuing operations	£ 1,319	£ (312)		£ 162
Basic earnings per share (continuing) (in GBP per share)	£ 0.381	£ (0.083)		£ 0.043
Diluted earnings from continuing operations	£ 1,319	£ (312)		£ 162
Diluted earnings per share (continuing) (in GBP per share)	£ 0.379	£ (0.083)		£ 0.043
Remeasurements
Earnings per share [line items]
Basic earnings from continuing operations	£ 212	£ (19)		£ (73)
Basic earnings per share (continuing) (in GBP per share)	£ 0.062	£ (0.005)		£ (0.019)
Diluted earnings from continuing operations	£ 212	£ (19)		£ (73)
Diluted earnings per share (continuing) (in GBP per share)	£ 0.061	£ (0.005)		£ (0.019)

[1]	Comparatives have been re-presented to reflect the change to a columnar format (see note 1).
[2]	Comparatives have been re-presented to reflect the change to a columnar format (see note 1).